Note 10 - Net Restructuring Expense by Division (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Restructuring Expense by Division
Provisions for restructuring	€ 582	€ 676	€ 684